SEGMENT REPORTING - Reconciliation of Segment Gross Profit to Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Adjusted gross profit	$ 98,072	$ 99,529
Amortization of the fair value of the related party liability	0	(778)
Discontinued product write-off	0	526
Amortization impact of intangible assets	5,603	5,603
Selling, general and administrative	126,012	121,684
Loss on impairment of goodwill	152,018	0
Interest expense, net	12,695	8,711
Change in fair value of derivative warrant liabilities	(2,569)	(20,673)
Other income, net	(1,485)	(285)
Loss before income taxes	$ (194,202)	$ (15,259)